UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
Accounting and audit fees	63,390	92,525
Research and development	61,999	322,324
Legal fees	17,040	28,054
Directors fees and expenses	64,713	78,587
Consulting fees	2,452,313	2,545,963
Salaries and wages	91,083	91,083
General and administrative expenses	50,139	54,779
TOTAL OPERATING EXPENSES	2,800,677	3,213,315
LOSS FROM OPERATIONS	(2,800,677)	(3,213,315)
OTHER INCOME (EXPENSE)
Miscellaneous sale
TOTAL OTHER INCOME (EXPENSE)
PROVISION FOR INCOME TAXES
NET LOSS	$ (2,800,677)	$ (3,213,315)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	775,401,739	762,573,455